Investment Objectives and Goals	Apr. 30, 2025
GABELLI GLOBAL CONTENT & CONNECTIVITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	THE GABELLI GLOBAL CONTENT & CONNECTIVITY FUND (THE “GLOBAL CONTENT & CONNECTIVITY FUND”)
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Global Content & Connectivity Fund primarily seeks to provide investors with appreciation of capital.
Objective, Secondary [Text Block]	Current income is a secondary objective of the Global Content & Connectivity Fund.
The Gabelli Global Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	THE GABELLI GLOBAL GROWTH FUND (THE “GLOBAL GROWTH FUND”)
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Global Growth Fund primarily seeks to provide investors with appreciation of capital.
Objective, Secondary [Text Block]	Current income is a secondary objective of the Global Growth Fund.
GABELLI INTERNATIONAL SMALL CAP FUND
Prospectus [Line Items]
Risk/Return [Heading]	THE GABELLI INTERNATIONAL SMALL CAP FUND (THE “INTERNATIONAL SMALL CAP FUND”)
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The International Small Cap Fund primarily seeks to provide investors with appreciation of capital.
Objective, Secondary [Text Block]	Current income is a secondary objective of the International Small Cap Fund.
The Gabelli Global Rising Income and Dividend Fund
Prospectus [Line Items]
Risk/Return [Heading]	THE GABELLI GLOBAL RISING INCOME AND DIVIDEND FUND (THE “GRID FUND”)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The GRID Fund seeks to provide investors with a high level of total return through a combination of current income and appreciation of capital.
Gabelli Global Mini Mites Fund
Prospectus [Line Items]
Risk/Return [Heading]	GABELLI GLOBAL MINI MITESTM FUND (THE “GLOBAL MINI MITES FUND”)
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Global Mini Mites Fund primarily seeks to provide investors with long term capital appreciation.